Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 3.7%
Raytheon Technologies Corp.	462,025	$ 46,133,196
Textron, Inc.	371,609	27,071,716

		73,204,912

Airlines - 1.1%
Southwest Airlines Co.	591,053	21,141,966

Automobiles - 1.6%
General Motors Co.	813,540	31,988,393

Banks - 9.4%
Bank of America Corp.	1,896,912	67,302,438
JPMorgan Chase & Co.	491,095	68,733,656
Wells Fargo & Co.	1,069,309	50,118,513

		186,154,607

Beverages - 2.6%
PepsiCo, Inc.	303,156	51,845,739

Biotechnology - 2.0%
AbbVie, Inc.	267,268	39,488,847

Capital Markets - 6.7%
BlackRock, Inc.	69,894	53,064,224
Charles Schwab Corp.	621,053	48,081,923
State Street Corp.	358,491	32,740,983

		133,887,130

Chemicals - 2.9%
Air Products & Chemicals, Inc.	178,114	57,087,318

Communications Equipment - 1.6%
Motorola Solutions, Inc.	120,520	30,974,845

Construction & Engineering - 2.1%
Quanta Services, Inc.	273,193	41,577,243

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	120,259	43,249,947

Electric Utilities - 4.4%
Duke Energy Corp.	457,369	46,857,454
Xcel Energy, Inc.	604,432	41,566,789

		88,424,243

Energy Equipment & Services - 2.2%
Schlumberger Ltd.	772,885	44,038,987

Entertainment - 2.5%
Walt Disney Co. (A)	467,148	50,680,887

Equity Real Estate Investment Trusts - 4.3%
American Tower Corp.	195,432	43,657,555
Prologis, Inc.	328,805	42,507,910

		86,165,465

Food Products - 2.9%
Mondelez International, Inc., Class A	404,890	26,496,002
Tyson Foods, Inc., Class A	478,884	31,486,623

		57,982,625

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (A)	892,610	$ 41,283,212

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	288,413	48,730,261
UnitedHealth Group, Inc.	88,711	44,283,644

		93,013,905

Insurance - 2.5%
Hartford Financial Services Group, Inc.	647,566	50,257,597

Interactive Media & Services - 4.3%
Alphabet, Inc., Class A (A)	575,550	56,887,362
Meta Platforms, Inc., Class A (A)	188,942	28,146,690

		85,034,052

IT Services - 2.1%
PayPal Holdings, Inc. (A)	504,454	41,107,956

Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc.	113,315	64,626,944

Machinery - 4.3%
Caterpillar, Inc.	152,903	38,575,898
Parker-Hannifin Corp.	145,314	47,372,364

		85,948,262

Media - 1.6%
Fox Corp., Class A	962,512	32,667,657

Multiline Retail - 1.6%
Target Corp.	184,594	31,776,011

Oil, Gas & Consumable Fuels - 7.9%
ConocoPhillips	491,440	59,891,793
Exxon Mobil Corp.	830,059	96,295,144

		156,186,937

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	665,682	48,361,797
Eli Lilly & Co.	128,750	44,309,313

		92,671,110

Road & Rail - 1.8%
CSX Corp.	1,131,146	34,975,034

Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc.	484,500	29,215,350

Software - 2.0%
Microsoft Corp.	164,490	40,762,267

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	184,948	38,515,421

Total Common Stocks (Cost $1,604,190,904)		1,955,934,869

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2023, to be repurchased at $46,068,143 on 02/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2024, and with a value of $46,987,205.

$ 46,065,839	$ 46,065,839

Total Repurchase Agreement (Cost $46,065,839)	46,065,839

Total Investments (Cost $1,650,256,743)	2,002,000,708
Net Other Assets (Liabilities) - (0.7)%	(13,104,810)

Net Assets - 100.0%	$ 1,988,895,898

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,955,934,869	$—	$—	$1,955,934,869
Repurchase Agreement	—	46,065,839	—	46,065,839

Total Investments	$1,955,934,869	$46,065,839	$—	$2,002,000,708

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Cap Value (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3